Line of Credit	12 Months Ended
Mar. 31, 2013
Debt Instruments [Abstract]
Debt Disclosure Text Block

4. Line of Credit

The Company completed the closing of a new five year revolving credit facility (“Revolver”) on July 20, 2011. During 2013, the Company executed $50 million of the $200 million accordion feature of the Revolver to expand available borrowings under the Revolver from $250 million to $300 million from April through July and $350 million to $400 million from August through March. The maturity date for the Revolver is July 20, 2016. As of March 31, 2013, the outstanding balance of the Revolver was $188,000,000, with a weighted average interest rate of 1.70%, and is included in the Long-Term Debt on the Consolidated Balance Sheet. The Revolver is secured by accounts receivable and inventories with a carrying value of $562,864,000. The Company had $10,553,000 and $10,303,000 of outstanding standby letters of credit as of March 31, 2013 and 2012, respectively, which reduces borrowing availability under the Revolver. See Note 5, Long-Term Debt, for additional comments related to the Revolver.